Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment consists of the following:

	December 31,
	2018	2017
Computer equipment and software	$216	$216

Accumulated depreciation and amortization	(216)	(197)
Property and equipment, net	$-	$19

Depreciation and amortization expense for the years ended December 31, 2018 and December 31, 2017 was $0.02 million and $0.05 million, respectively.